Income Taxes	1 Months Ended
Jun. 30, 2018
Income Tax Disclosure [Abstract]
Income Taxes

Note 7 – INCOME TAXES

There is no current or deferred income tax expense or benefit allocated to continuing operations for the period of inception (June 4, 2018) to June 30, 2018.

The Company uses the liability method, where deferred tax assets and liabilities are determined based on the expected future tax consequences of temporary differences between the carrying amounts of assets and liabilities for financial and income tax reporting purposes. As of June 30, 2018, applying the statutory income tax rate of the Company there was a deferred tax asset of $16,304 related to net operating losses. A valuation allowance was recorded against the tax asset to reduce the carrying value to zero.

As of June 30, 2018, the Company had a net operating loss carry-forwards totaling $77,636 which will begin expiring in 2038.

The Company has no uncertain tax positions that require the Company to record a liability.

The Company had no accrued penalties and interest related to taxes as of June 30, 2018.